Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation For CEO ($)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(1)(2)	Cumulative TSR ($)(3)	S&P 600 Consumer Staples Cumulative TSR ($)(3)	Net Income ($M)	Company-Selected Performance Measure (Revenue) ($M)
2023	7,039,062	2,928,661	1,738,401	1,103,919	72	154	99	1,072
2022	5,940,235	(710,735)	1,229,146	337,631	117	134	144	1,599
2021	6,565,494	12,935,723	1,438,062	2,214,069	204	143	164	1,526
2020	5,539,836	9,914,019	951,877	1,304,904	186	111	103	935

Named Executive Officers, Footnote
(1) The Other Named Executive Officers for each year are as follows:
2020: Messrs James Maloney, Nicholas Johnson, Anthony Tyree, Joseph Kelleman, Timothy Robinson, and William Baker.
2021: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Ms. Lauren Walker.
2022: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.
2023: Messrs. James Maloney, Nicholas Johnson, Anthony Tyree, and Jason Groves.

PEO Total Compensation Amount	$ 7,039,062	$ 5,940,235	$ 6,565,494	$ 5,539,836
PEO Actually Paid Compensation Amount	$ 2,928,661	(710,735)	12,935,723	9,914,019
Adjustment To PEO Compensation, Footnote

Breakdown of Actual Compensation of Chief Executive Officer
Year	SCT Total for CEO ($)	Equity Value from SCT for CEO ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for CEO ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for CEO ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for CEO ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for CEO ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for CEO ($)	Compensation Actually Paid for CEO ($)
2023	7,039,062	(4,604,755)	2,866,049	373,037	(1,897,142)	(847,590)	—	2,928,661
2022	5,940,235	(4,002,009)	2,517,440	553,538	(2,251,992)	(3,467,947)	—	(710,735)
2021	6,565,494	(3,484,918)	4,603,480	546,641	3,925,442	779,584	—	12,935,723
2020	5,539,836	(2,865,825)	5,575,467	177,872	1,508,409	(21,740)	—	9,914,019

Non-PEO NEO Average Total Compensation Amount	$ 1,738,401	1,229,146	1,438,062	951,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,103,919	337,631	2,214,069	1,304,904
Adjustment to Non-PEO NEO Compensation Footnote

Breakdown of Average Actual Compensation of Named Executive Officers
Year	SCT Total for NEO's ($)	Equity Value from SCT for NEO's ($)	Adjustment for Year-End Equity Value of Awards Granted in Current Fiscal Year for NEO's ($)	Adjustment for Dividends Accrued During Fiscal Year on Unvested Equity Awards for NEO's ($)	Adjustment for Change in Fair Value of Unvested Equity Awards Granted in Prior Years for NEO's ($)	Adjustment for Change in Fair Value of Equity Awards Vested During Fiscal Year for NEO's ($)	Adjustment for Fair Value of Equity Awards Forfeited During Fiscal Year for NEO's ($)	Compensation Actually Paid for NEO's ($)
2023	1,738,401	(862,829)	541,366	53,533	(244,447)	(122,105)	—	1,103,919
2022	1,229,146	(517,724)	325,671	62,556	(478,307)	(283,711)	—	337,631
2021	1,438,062	(411,897)	505,460	41,554	386,276	254,614	—	2,214,069
2020	951,877	(250,649)	479,037	18,135	350,728	(16,690)	(227,734)	1,304,904

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Important Company Performance Metrics
Revenue
Operating Income
Client Net Promoter Score

Total Shareholder Return Amount	$ 72	117	204	186
Peer Group Total Shareholder Return Amount	154	134	143	111
Net Income (Loss)	$ 99,000,000	$ 144,000,000	$ 164,000,000	$ 103,000,000
Company Selected Measure Amount	1,072,000,000	1,599,000,000	1,526,000,000	935,000,000
Additional 402(v) Disclosure	The total compensation and equity grants of our Named Executive Officers, as reported in the summary compensation tables for 2020, 2021, 2022 and 2023, are detailed below along with the dividends earned, additions and deductions to the fair value of their equity grants and any forfeitures as reflected in the actual compensation calculations above.TSR values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Client Net Promoter Score
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,604,755)	$ (4,002,009)	$ (3,484,918)	$ (2,865,825)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,866,049	2,517,440	4,603,480	5,575,467
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,897,142)	(2,251,992)	3,925,442	1,508,409
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(847,590)	(3,467,947)	779,584	(21,740)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,037	553,538	546,641	177,872
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(862,829)	(517,724)	(411,897)	(250,649)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,366	325,671	505,460	479,037
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,447)	(478,307)	386,276	350,728
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,105)	(283,711)	254,614	(16,690)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(227,734)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,533	$ 62,556	$ 41,554	$ 18,135